CONVERTIBLE DEBT - Additional Information (Details)				1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 01, 2025 shares	Jul. 12, 2024 USD ($) D shares	Feb. 22, 2023 $ / shares	May 31, 2025 USD ($) item	Mar. 31, 2025 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) individual D $ / shares shares	Dec. 31, 2023 USD ($)
CONVERTIBLE DEBT
Gross Proceeds								$ 5,456,000	$ 740,000
Conversion of convertible debt to common stock									$ 3,779,276	$ 3,779,276	$ 0
Conversion Price | $ / shares										$ 1
Amended 2022 Convertible Notes
CONVERTIBLE DEBT
Gross Proceeds						$ 1,350,000
Debt conversion calculation denominator price per share, percent			80.00%
Debt conversion calculation denominator price per share | $ / shares			$ 7
Interest rate			5.00%
Interest rate at event of default			8.00%
Principal amount											$ 900,000
Amended 2022 Convertible Notes | Minimum
CONVERTIBLE DEBT
Term			2 years
Convertible Notes 2022 And 2023
CONVERTIBLE DEBT
Conversion of debt to shares | shares		1,067,592
Conversion of convertible debt to common stock		$ 3,779,116
2024 Convertible Notes
CONVERTIBLE DEBT
Gross Proceeds										$ 2,440,000
Interest rate										20.00%
Conversion of debt to shares | shares										1,759,945
Extinguishment of debt							$ 600,000	$ 2,440,000
Number of individuals issued | individual										11
2024 Convertible Notes | Subsequent events
CONVERTIBLE DEBT
Number of debt instrument extinguished | item				9
Extinguishment of debt				$ 1,840,000
Assumed 2024 Note
CONVERTIBLE DEBT
Interest rate at event of default										10.00%
Percentage of gross proceeds		10.00%
Maturity date | D		5
Threshold days of trailing volume | D		5
Initial mandatory payments of the debt										$ 50,000
Initial mandatory payment required										$ 500,000
Initial mandatory payment period from effective date										30 days
Assumed 2024 Note | Monterey Capital Acquisition Corporation
CONVERTIBLE DEBT
Unsecured promissory notes		$ 3,680,000
SEPA Convertible Note | Yorkville
CONVERTIBLE DEBT
Gross Proceeds										$ 2,500,000
Interest rate										7.00%
Interest rate at event of default										18.00%
Conversion of debt to shares | shares										264,456
Proceeds from notes payable net										$ 2,300,000
Percentage rate of the original issue discount										8.00%
Amount of non-cash expense for the original issuance discount										$ 200,000
Commitment fees										375,000
Payment of upfront commitment fees										$ 187,500
Conversion Price | $ / shares										$ 2
Threshold percentage of stock price trigger										93.00%
SEPA Convertible Note, floor price (in $ per share) | $ / shares										$ 0.1418
Number of consecutive trading days prior to conversion date (in days) | D										10
Percentage of prepayment premium payable										7.00%
Redemption notice period										10 days
Periodic payments										$ 277,778
SEPA Convertible Note | Yorkville | After Second Tranche Of Receipt Of Advances
CONVERTIBLE DEBT
Periodic payments					$ 500,000
SEPA Convertible Note | Yorkville | Maximum
CONVERTIBLE DEBT
Principal amount										$ 4,500,000
SEPA Convertible Note | Yorkville | Maximum | Debt Conversion Option Unavailable
CONVERTIBLE DEBT
Percentage of beneficial ownership										4.99%
SEPA Convertible Note | Subsequent events
CONVERTIBLE DEBT
Conversion of debt to shares | shares	1,249,983